CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Investments (Details) ₽ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2013 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 RUB (₽)
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			$ 525.2		₽ 2,001.0		₽ 36,484.0
Share of results of equity method investments in the amount of gain within other income/(loss), net			(2.8)	₽ (195.0)	353.0	₽ 205.0
Yandex.Market B.V.
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			423.3				29,404.0
Yandex.Market B.V. | Other (loss)/income
Investment in Debt and Equity Securities
Share of results of equity method investments in the amount of gain within other income/(loss), net			(8.3)	(576.0)
UBER
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			63.2				4,392.0
Yandex.Money
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			24.1		1,206.0		1,676.0
Percentage of interest in the charter capital sold	75.00%	75.00%
Consideration for sale of interest	$ 59.1	₽ 1,964.0
Ownership interest	25.00%	25.00%
Yandex.Money | Other (loss)/income
Investment in Debt and Equity Securities
Share of results of equity method investments in the amount of gain within other income/(loss), net			6.7	₽ 464.0	374.0
Other
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			14.6		795.0		1,012.0
Unaffiliated venture capital funds and technology companies
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			$ 12.5		₽ 632.0		₽ 866.0